Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - Level 3 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price (per share) (in Dollars per share)	$ 0.75	$ 0.71
Contractual term (years)	4 years	4 years 6 months
Volatility (annual)	71.20%	72.60%
Risk-free rate	4.10%	4.00%
Dividend yield (per share)	0.00%	0.00%